Commitments & contingencies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Commitments & contingencies

20	Commitments & contingencies

Infrastructure, software license and development agreement

The Company has developed and maintains a secure test portal and customer database intended to support the commercialization and use of its products. The portal may be used in connection with products manufactured or distributed directly by the Company or members of the Davion group and may also be made available to third-party manufacturers, licensees or distributors where required.

In September 2025, the Company entered into an infrastructure, software and services agreement relating to development and operation of the test portal to support the commercialization of BreastCheck for $0.7 million, subject to annual renewals. Service fees after August 2026 will depend upon the nature and extent of services required to support the Company's ongoing commercialization activities.

Direct listing advisory fees

Upon the Company being listed on Nasdaq it is obligated to pay its direct listing advisor certain fees, including 125,000 ordinary shares at ~$12 per share (estimated listing price) and cash fees of $200,000 plus up to $100,000 of reimbursable expenses.